SHARE CAPITAL (Disclosures about Stock Issuances) (Details) (USD $)	6 Months Ended	12 Months Ended																									0 Months Ended							12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 29, 2011	May 31, 2011	Apr. 29, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 30, 2010	Dec. 16, 2010	Jan. 31, 2009	Oct. 07, 2008	Sep. 27, 2008	Dec. 14, 2006	Oct. 05, 2006	Aug. 15, 2006	Jun. 30, 2006	Jun. 16, 2006	Mar. 31, 2006	Jan. 26, 2006	May 31, 2005	Apr. 05, 2005	Jan. 14, 2005	Nov. 25, 2004	Mar. 16, 2004	Jul. 29, 2011 Placement Agent [Member]	May 31, 2011 Placement Agent [Member]	Apr. 29, 2011 Placement Agent [Member]	Mar. 31, 2011 Placement Agent [Member]	Jan. 31, 2011 Placement Agent [Member]	Dec. 30, 2010 Placement Agent [Member]	Dec. 16, 2010 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Dec. 31, 2010 Placement Agent [Member]
SHARE CAPITAL [Abstract]
Amount of issuance					$ 1,685,500	$ 213,750	$ 250,000	$ 567,300	$ 102,000	$ 300,000	$ 3,016,250
Shares sold					269,680	34,200	40,000	90,768	16,320	48,000	482,600
Common stock issued, price per share			$ 6.25		$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.02	$ 5.52	$ 5.52	$ 4.31	$ 4.31	$ 3.91	$ 3.63	$ 3.63	$ 3.63	$ 1.47	$ 3.37	$ 1.72	$ 1.72	$ 1.72	$ 1.76
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of warrants issued																											26,968	3,420	4,000	9,077	1,632	4,800	48,260	45,097	83,281
Exercise price	$ 6.25	$ 6.25		$ 5.52																							$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25
Payments of issuance costs																											$ 219,115	$ 27,788	$ 32,500	$ 73,749	$ 13,260	$ 39,000	$ 392,112